CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY (CAPITAL DEFICIENCY) - USD ($) $ in Thousands	Ordinary shares.	Additional paid-in capital	Accumulated deficit	Total
Balance at beginning of period at Dec. 31, 2019	$ 962	$ 267,403	$ (208,363)	$ 60,002
Share-based compensation to employees and service providers			4,202	4,202
Issuance of ordinary shares and warrants, net of expenses	84	23,783		23,867
Exercise of options into ordinary shares		52		52
Share-based compensation in consideration for intangible assets	8	1,906		1,914
Comprehensive income (loss)			(76,173)	(76,173)
Balance at end of period at Dec. 31, 2020	1,054	293,144	(280,334)	13,864
Share-based compensation to employees and service providers			10,212	10,212
Issuance of ordinary shares and warrants, net of expenses	424	78,113		78,537
Exercise of options into ordinary shares	17	3,989		4,006
Comprehensive income (loss)			(97,744)	(97,744)
Balance at end of period at Dec. 31, 2021	1,495	375,246	(367,866)	8,875
Share-based compensation to employees and service providers			2,924	2,924
Issuance of ordinary shares and warrants, net of expenses	332	8,168		8,500
Comprehensive income (loss)			(32,239)	(32,239)
Balance at end of period at Jun. 30, 2022	1,827	383,414	(397,181)	(11,940)
Balance at beginning of period at Dec. 31, 2021	1,495	375,246	(367,866)	8,875
Share-based compensation to employees and service providers			5,675	5,675
Issuance of ordinary shares and warrants, net of expenses	1,326	7,393		8,719
Issuance of ordinary shares for vested RSUs	14	(14)
Comprehensive income (loss)			(71,669)	(71,669)
Balance at end of period at Dec. 31, 2022	2,835	382,625	(433,860)	(48,400)
Share-based compensation to employees and service providers			849	849
Issuance of ordinary shares and warrants, net of expenses	1,761	(1,741)		20
Issuance of ordinary shares for vested RSUs	24	(24)
Comprehensive income (loss)			51,002	51,002
Balance at end of period at Jun. 30, 2023	$ 4,620	$ 380,860	$ (382,009)	$ 3,471